Commitments and Contingencies (Details) - Schedule of Future Milestones - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
License Fee to utilize proprietary technology (paid) [Member]
Schedule of Future Milestones [Line Items]
Milestone Bearing Event	License Fee to utilize proprietary technology (paid)	License Fee to utilize proprietary technology (paid)
Milestone Payment	$ 300,000	$ 300,000
Good Laboratory Practices [Member]
Schedule of Future Milestones [Line Items]
Milestone Bearing Event	Commencement of a toxicology study commented pursuant to Good Laboratory Practices (per 21 CFR Part 58) such that any resulting positive data would be admissible to applicable Regulatory Authorities to support an IND (commonly referred to as “GLP-Tox”)	Commencement of a toxicology study commented pursuant to Good Laboratory Practices (per 21 CFR Part 58) such that any resulting positive data would be admissible to applicable Regulatory Authorities to support an IND (commonly referred to as “GLP-Tox”)
Milestone Payment	$ 375,000	$ 375,000
Completion of a Phase I Clinical Trial [Member]]
Schedule of Future Milestones [Line Items]
Milestone Bearing Event	Completion of a Phase I Clinical Trial	Completion of a Phase I Clinical Trial
Milestone Payment	$ 1,500,000	$ 1,500,000
Completion of a Phase II Clinical Trial [Member]
Schedule of Future Milestones [Line Items]
Milestone Bearing Event	Completion of a Phase II Clinical Trial	Completion of a Phase II Clinical Trial
Milestone Payment	$ 2,500,000	$ 2,500,000
Filing of an NDA, BLA or MAA registration (or the equivalent in any other territory around the world) [Member]
Schedule of Future Milestones [Line Items]
Milestone Bearing Event	Filing of an NDA, BLA or MAA registration (or the equivalent in any other territory around the world)	Filing of an NDA, BLA or MAA registration (or the equivalent in any other territory around the world)
Milestone Payment	$ 6,000,000	$ 6,000,000
Regulatory Approval in the first of the United States, within the EU or within the UK [Member]
Schedule of Future Milestones [Line Items]
Milestone Bearing Event	Regulatory Approval in the first of the United States, within the EU or within the UK	Regulatory Approval in the first of the United States, within the EU or within the UK
Milestone Payment	$ 12,000,000	$ 12,000,000
Notes Payable, Other Payables [Member] | License Fee to utilize proprietary technology (paid) [Member]
Schedule of Future Milestones [Line Items]
Milestone Payment	$ 2,400,000	$ 2,400,000